Binomial Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Scheme VIII
Expected price volatility range	38.91%
Risk-free interest rate range	3.91%
Time to vest	2 years 1 month 17 days
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 6.96
Scheme IX
Expected price volatility range	38.89%
Risk-free interest rate range	3.82%
Time to vest	2 years 1 month 28 days
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 7.26
Scheme X
Expected price volatility range	45.17%
Risk-free interest rate range	3.99%
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 6.39
Scheme XI
Expected price volatility range	73.61%
Risk-free interest rate range	3.91%
Time to vest	1 year 3 months 26 days
Expected dividends	9.00%
Fair value of ordinary share at grant date	$ 3.90
Scheme XII
Expected price volatility range	72.80%
Risk-free interest rate range	3.68%
Time to vest	1 year 2 months 5 days
Expected dividends	9.00%
Fair value of ordinary share at grant date	$ 3.89
Minimum | Scheme X
Time to vest	10 months 17 days
Maximum | Scheme X
Time to vest	1 year 8 months 9 days